Schedule of analysis of bank and other borrowings (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Debt Disclosure [Abstract]
Bank borrowings - secured	$ 6,198,040	£ 4,517,132	£ 6,098,608
Bank overdraft - secured	1,094,175	797,435	859,639
Other borrowings - secured	522,049	380,469	666,055
Other borrowings - unsecured	583,542	425,286	141,980
Total current portion	8,397,806	6,120,322	7,766,282
Bank borrowings - secured			137,500
Total non-current portion			137,500
Total bank and other borrowings	$ 8,397,806	£ 6,120,322	£ 7,903,782